Investments in Affiliates - Schedule of Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Schedule of Investments in Affiliates [Line Items]
Investments in affiliates | $			$ 1,000,000
Less: impairment loss of equity-method investment	¥ 239
Total	103,895		$ 15,312
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. [Member]
Schedule of Investments in Affiliates [Line Items]
Investments in affiliates	103,895
Less: impairment loss of equity-method investment	239	239
Yanbense Food Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Investments in Affiliates [Line Items]
Investments in affiliates	¥ 239